Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - Fair value hedges [member] - Interest rate risk [member] - Designated as hedged items in hedging relationships [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 49,272	$ 29,985
Accumulated amount of fair value adjustments on the hedged item, Assets	$ 1,058	$ 569
Balance sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	Securities – Investment, net of applicable allowance; Loans – Retail
Changes in fair values used for calculating hedge ineffectiveness	$ 879	$ 1,028
Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	68,130	74,099
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ 1,817	$ 693
Balance sheet items	Deposits - Business and government; Subordinated debentures	Deposits - Business and government; Subordinated debentures
Changes in fair values used for calculating hedge ineffectiveness	$ (1,142)	$ (2,045)